Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

We evaluated all events or transactions that occurred after the balance sheet date through the date when we issued these financial statements and, other than the matters discussed below, we did not have any other material recognizable subsequent events during this period.

Modification of G Kapital Warrant

On April 26, 2021, we issued a warrant to G Kapital AsP (“G Kapital”) to purchase 1,500,000 shares of our Common Stock at an exercise price of $1.50 per share (the “Second Warrant”). The Second Warrant expires on April 26, 2022. On August 6, 2021, we agreed to amend the terms of the Second Warrant to increase the number of shares purchasable to 2,250,000 of our Common Stock and to reduce the exercise price to $1.00 per share. G Kapital also agreed to exercise the Second Warrant, as amended, with respect of at least 100,000 shares of our Common Stock no later than August 20, 2021.

Geneva Roth Convertible Note Transaction

On August 4, 2021, we entered into a Securities Purchase Agreement with Geneva Roth Remark Holdings, Inc., an accredited investor (“Geneva Roth”), pursuant to which we sold Geneva Roth a convertible promissory note in the principal amount of $130,000 (the “Note”). The Note accrues interest at a rate of 8% per annum and has a maturity date of August 4, 2022.

We have the right to prepay the Note at any time during the first 180 days the note is outstanding at the rate of (a) 110% of the unpaid principal amount of the Note plus interest, during the first 30 days the Note is outstanding, (b) 115% of the unpaid principal amount of the Note plus interest between days 31 and 60 after the issuance date of the Note, (c) 120% of the unpaid principal amount of the Note plus interest between days 61 and 150 after the issuance date of the Note, and (d) 125% of the unpaid principal amount of the Note plus interest between days 151 and 180 after the issuance date of the Note. The Note may not be prepaid after the 180th day following the issuance date.

Geneva Roth may in its option, at any time beginning 180 days after the date of the Note, convert the outstanding principal and interest on the Note into shares of our Common Stock at a conversion price per share equal to 65% of the lowest daily volume weighted average price (“VWAP”) of our Common Stock during the 10 days trading days prior to the date of conversion. We agreed to reserve a number of shares of our Common Stock equal to 4.5 times the number of shares of common stock which may be issuable upon conversion of the Note at all times.

The Note provides for standard and customary events of default such as failing to timely make payments under the Note when due, our failure to timely comply with the Securities Exchange Act of 1934, as amended, reporting requirements and the failure to maintain a listing on the OTC Markets. The interest rate on the Note increases to 22% upon the occurrence of an event of default. The Note also contains customary positive and negative covenants. The Note includes penalties and damages payable to Geneva Roth in the event we do not comply with the terms of the Note, including in the event we do not issue shares of common stock to Geneva Roth upon conversion of the Note within the time periods set forth therein. Additionally, upon the occurrence of certain defaults, as described in the Note, we are required to pay Geneva Roth liquidated damages in addition to the amount owed under the Note (including in some cases up to 200% of the amount of the Note and in other cases the value of the shares which Geneva Roth could have been issued upon the full conversion of the Note after including default fees equal to 150% of the amount of the Note).

The Note includes a most favored nations provision which allows Geneva Roth the right to modify the Note to provide for any more favorable terms offered in any future financing transaction, subject to certain limited exceptions.

At no time may the Note be converted into shares of our Common Stock if such conversion would result in Geneva Roth and its affiliates owning an aggregate of in excess of 4.99% of the then outstanding shares of our Common Stock.

We hope to repay the Geneva Roth Note prior to any conversion. In the event that the Note is not repaid in cash in its entirety, our shareholders may suffer significant dilution if, and to the extent that, the balance of the Note is converted into common stock.

11. Subsequent Events

We evaluated all events or transactions that occurred after the balance sheet date through the date when we issued these financial statements and, other than the issuance of common stock as further described below, we did not have any material recognizable subsequent events during this period.

On May 1, 2020, the Company issued a warrant to purchase 1,500,000 shares of Common Stock at $1.00 per share. During the fiscal year ended March 31, 2021, the warrant holder exercised warrants to purchase 1,100,000 shares of our Common Stock of which (i) 1,000,000 shares of our Common Stock were issued in consideration of gross proceeds of $1,000,000 prior to March 31, 2021; and (ii) 100,000 shares of our Common Stock, for which we received notice of exercise on March 31, 2021, were issued subsequent to March 31, 2021 in consideration of gross proceeds of $100,000. During April 2021, the warrant holder exercised the warrant for the remaining 400,000 shares of our Common Stock in consideration of gross proceeds of $400,000.

On May 4, 2021, Triton Funds LP exercised warrants to purchase 50,000 of our common shares for an aggregate purchase price of $82,500.